PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, net
Property and equipment, net consists of:

	June 30, 2025	December 31, 2024
Computers and software	$4,232	$4,208
Furniture and fixtures	1,287	1,291
Machinery and equipment	7,834	14,011
Vehicles	173	173
Demonstration vehicles	800	800
Leasehold improvements	1,308	1,308
Construction in progress (1)	289	7,123
	$15,923	$28,914
Less - accumulated depreciation and amortization	(8,788)	(6,804)
Total	$7,135	$22,110
(1) Construction in progress as of June 30, 2025 consisted of capitalized costs of production tooling, machinery and equipment related to the UK Launch Factory located in Coventry, United Kingdom. Construction in progress as of December 31, 2024, consisted of capitalized costs of production tooling, machinery and equipment related to the UK Launch Factory located in Coventry, United Kingdom and assembly facility located in the United States.